REVENUES - Disaggregated revenue information by geographic area (Details) - USD ($)	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
REVENUES
Revenue	$ 8,172,553	$ 8,988,343
United States
REVENUES
Revenue	7,645,403	8,254,356
India
REVENUES
Revenue	$ 527,150	$ 733,987